Expense Example	Dec. 31, 2025 USD ($)
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 113
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	790
Expense Example, with Redemption, 10 Years	2,007
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	201
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,145
Expense Example, with Redemption, 10 Years	2,580
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	585
Expense Example, with Redemption, 5 Years	1,006
Expense Example, with Redemption, 10 Years	2,180
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	465
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	2,405
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,588
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	594
Expense Example, with Redemption, 10 Years	1,381
Guinness Atkinson Asia Pacific Dividend Builder ETF | Guinness Atkinson Asia Pacific Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	704
Expense Example, with Redemption, 10 Years	1,969
Guinness Atkinson Dividend Builder ETF | Guinness Atkinson Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	1,047
Guinness Atkinson International Dividend Builder ETF | Guinness Atkinson International Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	154
Guinness Atkinson Real Assets Income ETF | Guinness Atkinson Real Assets Income ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	154
Guinness Atkinson Smart Transportation & Technology ETF | Guinness Atkinson Smart Transportation & Technology ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	503
Expense Example, with Redemption, 10 Years	1,316
Guinness Atkinson Sustainable Energy ETF | Guinness Atkinson Sustainable Energy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	1,125
Expense Example, with Redemption, 10 Years	3,399
Guinness Atkinson US Dividend Builder ETF | Guinness Atkinson US Dividend Builder ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 123